[TRIDAN CORP. LETTERHEAD]


                                               December 10, 1998





Dear Shareholder:

     Enclosed is the semi-annual, unaudited Financial Report of the Company for the periods ended October 31, 1998 and 1997.

     The net asset value per share at October 31, 1998 was $12.66 compared with $12.51 at October 31, 1997. Net investment income was 27 cents per share for the six-month period ended October 31, 1998 compared with 29 cents during the six-month period ended October 31, 1997.

     With best wishes for the Holiday Season.

                                               Sincerely,


                                               TRIDAN CORP

                                               /s/ Peter Goodman, President
                                               ----------------------------
                                               Peter Goodman, President

                                  TRIDAN CORP.

                                FINANCIAL REPORT
                                   (Unaudited)

                            OCTOBER 31, 1998 AND 1997

                                TABLE OF CONTENTS



--------------------------------------------------------------------------------

                                                                         P a g e
--------------------------------------------------------------------------------


Financial Statements

     Statements of Assets and Liabilities                                     1

     Schedules of Investments in Municipal Obligations                        2

     Statements of Operations                                                 6

     Statements of Changes in Net Assets                                      7

     Notes to Financial Statements                                            8

Supplementary Information                                                    11

                                  TRIDAN CORP.
                      STATEMENTS OF ASSETS AND LIABILITIES
                                   (Unaudited)
                            OCTOBER 31, 1998 AND 1997






                ASSETS                                   1998           1997
                                                      -----------    -----------

Investments in municipal obligations,
   at market value (amortized cost of
   $36,231,776 and $36,025,029, respectively)         $38,625,784    $37,893,967

Cash and cash equivalents                                 516,760        847,836

Accrued interest receivable                               640,915        604,038

Prepaid expenses                                            2,012          2,012
                                                      -----------    -----------

                                                       39,785,471     39,347,853



               LIABILITIES

Accrued liabilities                                        53,275         60,217

Common stock redemption payable                                --          5,900
                                                      -----------    -----------
                                                           53,275         66,117
                                                      -----------    -----------

Contingency (Note 6)

                NET ASSETS

Net assets (equivalent to $12.66 and $12.51
   per share based on 3,138,061.6805 and
   3,140,244.982 shares of common stock
   outstanding, respectively (Note 4)                 $39,732,196    $39,281,736
                                                      ===========    ===========


                             See accompanying notes.

                                  TRIDAN CORP.
                SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
                                   (Unaudited)
                            OCTOBER 31, 1998 AND 1997


                                                            1998                                  1997
                                             -----------------------------------    ------------------------------------
                                              Principal   Amortized     Market      Principal   Amortized      Market
                                               Amount       Cost        Value        Amount       Cost          Value
                                             ----------   ----------   ---------    --------    ---------     --------
City of New York
   General Purpose Unlimited Tax
   6.75% due February 1, 2009                $1,000,000   $1,156,252   $1,188,930   $       --   $       --   $       --

City of New York
   Ref. Unlimited Tax
   6-3/4% due August 15, 2003                   500,000      543,457      563,490      500,000      551,374      560,220
   5-7/8% due August 1, 2003                  2,000,000    2,098,014    2,156,980    2,000,000    2,116,025    2,123,620
   5.750% due August 1, 2002                  1,000,000      992,724    1,063,400    1,000,000      991,041    1,051,030

City of Oswego, N.Y. Public
   Improvement:
   AMBAC Insured
   6.40% due May 15, 2002                       500,000      500,790      542,675      500,000      500,984      545,555
   6.40% due May 15, 2001                            --           --           --      500,000      502,266      539,260

City of Yonkers
   N.Y. General Purp
   5.5% due August 1, 2005                    1,000,000    1,031,021    1,083,480    1,000,000    1,034,803    1,056,700

Commonwealth of Puerto Rico
   General Obligation
   5.50% due July 1, 2006                       600,000      635,290      660,576      600,000      639,052      643,602

Metropolitan Transportation Authority
   N.Y. SVC Contract
   6.625% due July 1, 2002                    1,000,000    1,000,762    1,091,290    1,000,000    1,000,940    1,087,460

Metropolitan Transportation Authority
   N.Y. SVC Contract
   5.75% due July 1, 2008                     1,000,000      969,035    1,113,140    1,000,000      966,754    1,060,880

Monroe County, N.Y. - Rochester
   Pub Improvement
   6.00% due June 1, 2010                       900,000      907,391    1,040,364      900,000      907,825    1,007,667

Mt. Sinai, N.Y. Union Free School District
   AMBAC Insured
   6.20% due February 15, 2011                1,070,000    1,065,379    1,250,916    1,070,000    1,065,135    1,207,645

Municipal Assistance Corp. for N.Y.C
   N.Y. Resolution
   6-5/8% due July 1, 2003                      250,000      248,327      272,005      250,000      248,031      272,838
   5.25% due July 1, 2002                                                              500,000      510,245      520,470

                             See accompanying notes.

                                  TRIDAN CORP.
                SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
                                   (Unaudited)
                            OCTOBER 31, 1998 AND 1997


                                                        1998                                  1997
                                        ------------------------------------   ------------------------------------
                                        Principal    Amortized      Market     Principal    Amortized      Market
                                         Amount         Cost        Value        Amount        Cost        Value
                                        ----------   ----------   ----------   ----------   ----------   ----------
Municipal Assistance Corp. for N.Y.C
   N.Y. Resolution
   6-5/8% due July 1, 2002             $  750,000   $  747,080   $  819,615   $  750,000   $  746,399   $  821,190

Municipal Assistance Corp. for N.Y.C
   N.Y. Series E
   6.00% due July 1, 2006               1,000,000    1,056,315    1,129,500    1,000,000    1,062,182    1,101,460

N.Y.C. General Obligations
   5.40% due August 1, 2000               850,000      845,929      876,529      850,000      843,777      874,114

N.Y.C. Municipal Water
   Fin. Auth
   6.00% due June 24, 2009              2,000,000    2,223,935    2,295,740           --           --           --

N.Y. Culture Res. Rev
   Refdg. Ser. 97 Adj. Rate
   5-1/4% due April 1, 2005             1,000,000    1,000,000    1,032,330    1,000,000    1,000,000    1,016,860

N.Y.S. Dormitory Authority - State
   University Educational Facilities
   7-1/2% due May 15, 2011                590,000      577,914      730,367      590,000      577,360      725,747

N.Y.S. Dormitory Authority - State
   University Educational Facilities
   7.30% due May 15, 2000                 735,000      735,000      774,344      735,000      735,000      789,809

N.Y.S. Dormitory Authority
   Revs. Ser. B State University
   5-1/4% due May 15, 2004                     --           --           --    1,000,000    1,026,651    1,036,160

N.Y.S. Dormitory Authority
   Revs. City University System
   6.25% due July 1, 2005                 500,000      534,821      566,410      500,000      539,122      552,745

N.Y.S. Dormitory Authority
   Pace University
   6.5% due July 1, 2009                1,000,000    1,127,063    1,190,870    1,000,000    1,135,913    1,155,860

N.Y.S. Dormitory Authority
   Ref. City University
   5-3/4% due July 1, 2012              1,000,000    1,023,691    1,123,020    1,000,000    1,024,829    1,088,990


                             See accompanying notes.
                                                                           - 3 -

                                  TRIDAN CORP.
                SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
                                   (Unaudited)
                            OCTOBER 31, 1998 AND 1997


                                                           1998                                   1997
                                           ------------------------------------   ------------------------------------
                                           Principal     Amortized     Market     Principal     Amortized     Market
                                             Amount        Cost        Value        Amount         Cost        Value
                                           ----------   ----------   ----------   ----------   ----------   ----------
N.Y.S. Environmental Facilities
   Pollution Control - Revolving Fund
   7.15% due March 15, 2002                $  400,000   $  400,000   $  412,824   $  400,000   $  400,000   $  422,340
   5.75% due June 15, 2010                  1,000,000    1,102,541    1,119,470           --           --           --

N.Y.S. General Purpose
   5.00% due July 15, 2007                    750,000      771,305      797,415           --           --           --

N.Y.S. Local Government Assistance Corp.
   5.70% due April 1, 2003                  1,000,000      996,104    1,071,810    1,000,000      995,350    1,054,240
   5.60% due April 1, 2002                         --           --           --    1,000,000      998,019    1,047,090
   6.75% due April, 2001                      250,000      249,465      267,522      250,000      249,268      268,952

N.Y.S. Medical Care Facilities
   Finance Agency - (FHA) Hospital
   Revenue Insured Mortgages
   7.10% due Feb. 15, 2000                     35,000       35,000       36,607       75,000       75,000       79,435

N.Y.S. Ref. Unlimited Tax
   6.50% due July 15, 2005                  1,700,000    1,848,672    1,944,222    1,700,000    1,866,951    1,907,366

N.Y.S Thruway Authority
   Hwy. & Bridge Fund
   6.40% due April 1, 2004                    500,000      517,248      562,630      500,000      519,900      555,225

N.Y.S. Thruway Authority SVC
   Contract Revenue
   6.00% due April 1, 2002                         --           --           --    1,000,000    1,024,643    1,056,400

N.Y.S. Thruway Authority
   Revenue
   5.50% due January 1, 2007                1,000,000    1,071,196    1,094,940           --           --           --

N.Y.S. Urban Development Corp.
   Rev. Sub. Lic
   6% due July 1, 2005                      1,500,000    1,575,047    1,668,194    1,500,000    1,584,281    1,631,385

Long Island Power Authority
   Elec. System Rev
   6.00% due December 1, 2007               1,000,000    1,133,865    1,139,050           --           --           --


                             See accompanying notes.

                                  TRIDAN CORP.
                SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS
                                   (Unaudited)
                            OCTOBER 31, 1998 AND 1997


                                                  1998                                      1997
                                 --------------------------------------    ----------------------------------------
                                  Principal     Amortized      Market      Principal      Amortized      Market
                                   Amount         Cost         Value         Amount         Cost          Value
                                 -----------   -----------   -----------   -----------   -----------   -----------
Power Authority of N.Y.S
   General Purpose Revenue:
   6-7/8% due Jan. 1, 2010      $        --   $        --   $        --   $        --   $        --   $        --
   6-1/2% due Jan. 1, 2008        1,675,000     1,730,852     1,938,863     1,675,000     1,735,300     1,898,077
   7.40% due Jan. 1, 2006                --            --            --            --            --            --
   6-5/8% due Jan. 1, 2003        1,000,000     1,022,670     1,105,630     1,000,000     1,027,325     1,102,240
   6.40% due Jan. 1, 2000                --            --            --     1,000,000     1,000,290     1,045,640

Puerto Rico Electric Power
   Authority Star & Stripe
   5.8% due July 1, 2005            500,000       528,184       551,490       500,000       531,693       542,435
   5.5% due July 1, 2009          1,065,000     1,170,467     1,181,586            --            --            --

Puerto Rico Highways & Trans
   Authority
   6.25% due July 1, 2004                --            --            --     1,000,000     1,069,934     1,112,330

Puerto Rico Municipal
   Finance Agency
   6% due July 1, 2005                   --            --            --     1,000,000     1,054,695     1,094,910

United Nations Development
   Corp. N.Y
   6% due July 1, 2026                   --            --            --     1,000,000     1,103,128     1,098,610

University of Puerto Rico
   6.250% due June 1, 2008        1,000,000     1,058,970     1,167,560     1,000,000     1,063,544     1,137,410
                                -----------   -----------   -----------   -----------   -----------   -----------

                                $34,620,000   $36,231,776   $38,625,784   $34,845,000   $36,025,029   $37,893,967
                                ===========   ===========   ===========   ===========   ===========   ===========



                             See accompanying notes.

                                  TRIDAN CORP.
                            STATEMENTS OF OPERATIONS
                                   (Unaudited)
                   SIX MONTHS ENDED OCTOBER 31, 1998 AND 1997


                                                         1998           1997
                                                     -----------    -----------
Investment income

    Interest                                         $ 1,070,965    $ 1,137,554

    Amortization of bond premium and
       discount - net                                    (71,877)       (52,567)
                                                     -----------    -----------

         Total investment income                         999,088      1,084,987
                                                     -----------    -----------


Expenses

    Investment advisory fee (Note 2)                      54,512         55,070

    Professional fees                                     32,771         43,116

    Directors' fees                                       22,500         22,500

    Administrative fees                                   37,645         51,900

    Insurance and administrative expenses                  4,458          8,164
                                                     -----------    -----------

         Total expenses                                  151,886        180,750
                                                     -----------    -----------

Investment income - net                                  847,202        904,237
                                                     -----------    -----------


Realized and unrealized gain (loss) on investments

    Net realized gain on investments                     210,398        240,493

    Change in unrealized appreciation of
       investments for the period                        809,364        765,839
                                                     -----------    -----------

    Net gain on investments                            1,019,762      1,006,332
                                                     -----------    -----------

         Net increase in assets resulting
           from operations                           $ 1,866,964    $ 1,910,569
                                                     ===========    ===========

                             See accompanying notes.

                                  TRIDAN CORP.
                       STATEMENTS OF CHANGES IN NET ASSETS
                                   (Unaudited)
                SIX MONTHS ENDED OCTOBER 31, 1998, 1997 AND 1996


                                                    1998            1997            1996
                                                ------------    ------------    ------------
Increase (decrease) in net assets
    resulting from operations

       Investment income - net                  $    847,202    $    904,237    $    924,080
       Net realized gain on investments              210,398         240,493         486,621
       Change in unrealized appreciation             809,364         765,839        (268,229)
                                                ------------    ------------    ------------

         Net increase in net assets resulting
            from operations                        1,866,964       1,910,569       1,142,472
                                                ------------    ------------    ------------

Redemptions of 471.6340 and 5,423.9700 shares
    in 1997 and 1996, respectively                        --          (5,900)        (67,433)
                                                ------------    ------------    ------------

Distributions to shareholders:
    Investment income - net (tax exempt)            (833,905)     (1,099,251)     (1,087,413)
    Long-term capital gains - net                   (107,513)             --         (16,400)
                                                ------------    ------------    ------------

                                                    (941,418)     (1,099,251)     (1,103,813)
                                                ------------    ------------    ------------

         Total increase (decrease)                   925,546         805,418         (28,774)
                                                ------------    ------------    ------------




Net assets

    Beginning of period                           38,806,650      38,476,318      39,200,653
                                                ------------    ------------    ------------

    End of period, including
       - Net undistributed (overdistributed)
         investment income - net of $18,802,
         $10,965 and $(54,675), respectively
       - Net undistributed capital gains of
         $139,445, $194,426 and $486,592 in
         1998, 1997 and 1996, respectively      $ 39,732,196    $ 39,281,736    $ 39,171,879
                                                ============    ============    ============


                             See accompanying notes.

                                  TRIDAN CORP.
                          NOTES TO FINANCIAL STATEMENTS
                                   (Unaudited)
                   SIX MONTHS ENDED OCTOBER 31, 1998 AND 1997


Note 1-   Significant Accounting Policies

               The following is a summary of the significant policies followed by Tridan Corp. (the "Company"), a closed-end, non-diversified management investment company registered under the Investment Company Act of 1940, in the preparation of its financial statements.

          Acquisition and Valuation of Investments

               Investment transactions are accounted for on the date the securities are purchased/sold (trade date) and interest on securities acquired/sold is included in income from/to the settlement date. Investments are carried at amortized cost in the Company's accounting records but are shown at market value in its financial statements. Short-term investments are stated at cost, which is equivalent to market value.

               Market  values  for  the  Company's   investments   in  municipal
          obligations have been determined based on the bid price of the obligation, if available; if not available, such value is based on a yield matrix for similarly traded municipal obligations.

          Amortization of Bond Premium or Discount

               In determining investment income, bond premium or discount is amortized on a straight-line basis over the remaining term of the obligation.

          Income Taxes

               It is the Company's policy to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its investment income
          - net and net realized capital gains that were not offset by capital loss carryforwards. Therefore, no income tax provision is required.

          Cash and Cash Equivalents

               The Company considers all investments that can be liquidated on demand to be cash equivalents. The Company maintains all of its cash and cash equivalents in one financial institution. At times, such balances may be in excess of amounts insured by the Federal Deposit Insurance Corporation.

          Concentration of Credit Risk

               The value of the Company's investments may be subject to possible risks involving, among other things, the continued creditworthiness of the various state and local government agencies and public financing authorities underlying its investments. The Company and its investment advisor periodically consider the credit quality of the Company's investments, and the Company adheres to its investment objective of investing only in investment grade securities.

                                  TRIDAN CORP.
                          NOTES TO FINANCIAL STATEMENTS
                                   (Unaudited)
                   SIX MONTHS ENDED OCTOBER 31, 1998 AND 1997


Note 2 -  Investment Advisory Fee

               The Company utilizes the services of Morgan Guaranty Trust Company of New York ("Morgan") as its investment advisor and custodian for its investments. The annual advisory fee is .28 of one percent of the net assets under management. The fee is computed and payable quarterly, based on the market value of net assets held by Morgan on the last day of each fiscal quarter.

Note 3 -  Investment Transactions

               Purchases and sales of investments in municipal obligations (excluding short-term and demand investments) amounted to approximately $6,771,000 and $6,843,000, respectively, for the six
          months  ended  October  31,  1998  and  $6,443,000   and   $5,314,000,
          respectively, for the six months ended October 31, 1997.

               At October 31, 1998 and 1997, the net unrealized appreciation on investments in municipal obligations was $2,394,008 and $1,868,938, respectively.

Note 4 -  Common Stock, Net Asset Values and Share Redemption Plan

               At October 31, 1998 and 1997, there were 6,000,000 shares of $0.02 par value common stock authorized of which 3,199,100 had been issued aggregating $63,982, and additional paid-in capital aggregating $312,787.

               The net asset value per share is calculated by dividing the value of all assets less total liabilities by the number of common shares outstanding at the end of the period.

               The net asset value per share and the shares outstanding were as follows:

                                                           October 31,
                                                  ---------------------------
                                                    1998              1997
                                                  --------          ---------

               Net asset value:
                   -  at market value of the
                        underlying investments    $  12.66          $   12.51
                   -  at amortized cost           $  11.90          $   11.91

               Shares outstanding at:
                   October 31, 1998                          3,138,061.6805
                   October 31, 1997                          3,140,244.982

               In fiscal 1982, the Company adopted a share redemption plan which permits "eligible shareholders" or their estates to have their shares redeemed upon reaching age 65 or upon death. Shares are redeemed at the net asset value per share as of the end of the Company's fiscal quarter in which the request for redemption is received. At October 31, 1998 and 1997, $700,355 (61,038.3195 shares) and $672,889
          (58,855.018 shares), respectively, had been redeemed under this plan.

                                  TRIDAN CORP.
                          NOTES TO FINANCIAL STATEMENTS
                                   (Unaudited)
                   SIX MONTHS ENDED OCTOBER 31, 1998 AND 1997


Note 5 -  Distributions

               During the six months ended October 31, 1998 and 1997, distributions, which except for capital gains were exempt from federal income tax of $941,418 (.30 per share) and $1,099,251 (.35 per share), respectively, were declared and paid to shareholders.

Note 6 -  Contingency

               Prior to becoming a management investment company in April 1980, the Company, through its subsidiaries, was engaged in the business of manufacturing and selling women's and children's apparel, principally under the trademark "Danskin". In April 1980, the Company sold this business to International Playtex, Inc. ("Playtex"). The item outlined below relates to these prior operations of the Company.

               On May 25, 1982, the Company was notified by Playtex of certain counterclaims asserted by a former customer of the Company in an action instituted by Playtex to recover amounts allegedly due for goods sold and delivered to this former customer. This former customer seeks damages of approximately $800,000 for the Company's and Playtex's alleged refusal to sell merchandise to them since July 1979. In management's opinion, it is unlikely that the resolution of this contingency will result in a liability which would materially affect the Company's financial position.

                                  TRIDAN CORP.
                            SUPPLEMENTARY INFORMATION
                                   (Unaudited)


Selected per share data and ratios


                                                                 Six Months Ended October 31,
                                               -----------------------------------------------------------------
                                                  1998         1997          1996          1995          1994
                                               ---------     ---------     ---------     ---------     ---------

Per share data:

        Investment income                      $     .32     $     .35     $     .34     $     .39     $     .39
        Expenses                                    (.05)         (.06)         (.05)         (.05)         (.05)
                                               ---------     ---------     ---------     ---------     ---------

        Investment income - net                      .27           .29           .29           .34           .34
        Net realized and unrealized
           gain (loss) on investments                .32           .32           .07           .19          (.26)
        Distributions                               (.30)         (.35)         (.35)         (.35)         (.35)
                                               ---------     ---------     ---------     ---------     ---------

        Net increase (decrease) in net asset
           value                                     .29           .26           .01           .18          (.27)

        Net asset value:

           Beginning of period                     12.37         12.25         12.43         12.47         12.49
                                               ---------     ---------     ---------     ---------     ---------

           End of period                       $   12.66     $   12.51     $   12.44     $   12.65     $   12.22
                                               =========     =========     =========     =========     =========



Ratios:

        Expenses to average net assets               .40%          .46%          .41%          .38%          .41%

        Investment income - net to
           average net assets                       2.16%         2.33%         2.36%         2.69%         2.80%

        Average number of shares
           outstanding (in thousands)              3,138         3,140         3,150         3,157         3,161

                                  TRIDAN CORP.
                        SCHEDULES OF ACCRUED LIABILITIES
                            OCTOBER 31, 1998 AND 1997


                                                              1998        1997
                                                             -------     -------

Professional fees

    Kantor, Davidoff, Wolfe, Rabbino & Kass, P.C             $15,364     $14,766

    Leslie Sufrin and Company, P.C                                --       5,275
                                                             -------     -------
                                                              15,364      20,041
                                                             -------     -------


Investment advisory fee - Morgan Guaranty                     27,500      27,500
                                                             -------     -------


Administrative fees

    Yohalem Gillman & Company LLP                             10,411      12,676
                                                             -------     -------

                                                             $53,275     $60,217
                                                             =======     =======

                                  TRIDAN CORP.
                ANALYSIS OF PROFESSIONAL AND ADMINISTRATIVE FEES
                   SIX MONTHS ENDED OCTOBER 31, 1998 AND 1997


                                                              1998        1997
                                                             -------     -------

Professional fees

    Kantor, Davidoff, Wolfe, Rabbino & Kass, P.C             $32,771     $39,400

    Leslie Sufrin and Company, P.C                                --       2,785

    Krass & Lund, P.C                                             --         931
                                                             -------     -------
                                                             $32,771     $43,116
                                                             =======     =======



Administrative fees

    Yohalem Gillman & Company LLP                            $37,645     $51,900
                                                             =======     =======



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